Reconciliation to Form 5500 - Reconciliation of Financial Statements (Details) - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 179,891,656	$ 111,838,580
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(45,394)	(54,942)
Participant loans treated as deemed distributions, including accrued interest	(10,615)	(1,326)
Total assets per Form 5500, at fair value	179,835,647	111,782,312
Benefit claims payable liability	(85,506)	(3,853)
Net assets per Form 5500	$ 179,750,141	$ 111,778,459